Non-financial Assets and Liabilities	6 Months Ended
Dec. 31, 2020
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Non-financial Assets and Liabilities

6. Non-financial assets and liabilities

b.	Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2020
Opening net book amount	134,453	1,744	427,779	19,150	583,126
Additions	—	50	—	—	50
Exchange differences	—	(2)	—	1	(1)
Amortization charge	—	(119)	—	(1,455)	(1,574)
Closing net book amount	134,453	1,673	427,779	17,696	581,601

As of June 30, 2020
Cost	134,453	2,862	489,698	24,000	651,013
Accumulated amortization	—	(1,189)	—	(6,304)	(7,493)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,673	427,779	17,696	581,601

Six Months Ended December 31, 2020
Opening net book amount	134,453	1,673	427,779	17,696	581,601
Additions	—	500	—	—	500
Exchange differences	—	—	—	(1)	(1)
Amortization charge	—	(43)	—	(727)	(770)
Closing net book amount	134,453	2,130	427,779	16,968	581,330

As of December 31, 2020
Cost	134,453	3,419	489,698	23,998	651,568
Accumulated amortization	—	(1,289)	—	(7,030)	(8,319)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	2,130	427,779	16,968	581,330

(i) Carrying value of in-process research and development acquired by product

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2020	2020
Cardiovascular products(1)	254,351	254,351
Intravenous products for metabolic diseases and inflammatory/immunologic conditions(2)	70,730	70,730
MSC products(3)	102,698	102,698
	427,779	427,779

(1)	Includes MPC-150-IM for the treatment or prevention of chronic heart failure and MPC-25-IC for the treatment or prevention of acute myocardial infarction
(2)	Includes MPC-300-IV for the treatment of biologic-refractory rheumatoid arthritis and diabetic nephropathy
(3)	Includes remestemcel-L for the treatment of children with SR-aGVHD and remestemcel-L for the treatment of Crohn’s disease

For all products included within the above balances, the underlying currency of each item recorded is USD.

(ii) Significant estimate: Impairment of goodwill and assets with an indefinite useful life

The Group tests annually or more frequently if events or changes in circumstances indicate that they might be impaired whether goodwill and its assets with indefinite useful lives have suffered any impairment in accordance with its accounting policy stated in Note 22(j) in the Form 20-F for the year ended June 30, 2020. The recoverable amounts of these assets and cash-generating units have been determined based on fair value less costs to dispose calculations, which require the use of certain assumptions. A full annual impairment assessment was performed at March 31, 2020 and no impairment of the in-process research and development and goodwill was identified.

On September 30, 2020, the FDA issued a Complete Response Letter to Mesoblast’s BLA for remestemcel-L for the treatment of pediatric SR-aGVHD and the Group has considered this to be an impairment indicator that could cause the carrying amount of our MSC products intangible asset to exceed its recoverable amount. As a result, the Group has completed an impairment assessment on the MSC products as at September 30, 2020. The impairment assessment on the MSC products has been determined based on fair value less costs to dispose calculations as at September 30, 2020, which require the use of certain assumptions and no impairment of the in-process research and development and goodwill was identified.

In December 2020, the Group received the data read out from the Phase 3 trial of rexlemestrocel-L for the treatment of chronic heart failure and the Group has considered this to be an impairment indicator that could cause the carrying amount of our MPC-150-IM product intangible asset to exceed its recoverable amount. As a result, the Group has completed an impairment test on the MPC-150-IM product as at December 31, 2020. The impairment assessment on the MPC-150-IM product has been determined based on fair value less costs to dispose calculations as at December 31, 2020, which require the use of certain assumptions and no impairment of the in-process research and development and goodwill was identified.

(iii) Impairment tests for goodwill and intangible assets with an indefinite useful life

In-process research and development acquired is considered to be an indefinite life intangible asset on the basis that it is incomplete and cannot be used in its current form (see Note 22(p)(iii) in the Form 20-F for the year ended June 30, 2020). The intangible asset’s life will remain indefinite until such time it is completed and commercialized or impaired. The carrying value of in-process research and development is a separate asset which has been subject to impairment testing at the cash generating unit level, which has been determined to be at the product level.

On acquisition, goodwill was not able to be allocated to the cash generating unit (“CGU”) level or to a group of CGU given the synergies of the underlying research and development. For the purpose of impairment testing, goodwill is monitored by management at the operating segment level. The Group is managed as one operating segment, being the development of adult stem cell technology platform for commercialization. The carrying value of goodwill has been allocated to the appropriate operating segment for the purpose of impairment testing.

The recoverable amount of both goodwill and in-process research and development was assessed as of March 31, 2020 based on the fair value less costs to dispose and in-process research and development pertaining to MSC products and the MPC-150-IM product was reassessed as of September 30, 2020 and December 31, 2020, respectively, based on the fair value less costs to dispose. Management assess for indicators of impairment as at December 31, 2020 including considering events up to the date of the approval financial statements. No impairment as at December 31, 2020 was identified.

(iv) Key assumptions used for fair value less costs to dispose calculations as it pertains to MSC products and the MPC-150-IM product as at September 30, 2020 and December 31, 2020, respectively

In determining the fair value less costs to dispose we have given consideration to the following internal and external indicators:

•

discounted expected future cash flows of the MSC programs and MPC-150-IM program valued by the Group’s internal valuation team and reviewed by the CFO as at September 30, 2020 and December 31, 2020, respectively.  The valuation team is responsible for the valuation model. The valuation team also manages a process to continually refine the key assumptions within the model. This is done with input from the relevant business units. The key assumptions in the model have been clearly defined and the responsibility for refining those assumptions has been assigned to the most relevant business units. When determining key assumptions, the business units refer to both external sources and past experience as appropriate. The valuation is considered to be level 3 in the fair value hierarchy due to unobservable inputs used in the valuation;

•	the scientific results and progress of the trials since acquisition;
•	the market capitalization of the Group on the ASX (ASX:MSB) on the impairment testing date of September 30, 2020 and December 31, 2020; and
•	costs of disposal were assumed to be immaterial at September 30, 2020 and December 31, 2020.

Discounted cash-flows used a real post-tax discount rate of 13.8% and 15.5% for MSC products and the MPC-150-IM product, respectively, and include estimated real cash inflows and outflows for each program through to patent expiry.

In relation to cash outflows consideration has been given to cost of goods sold, selling costs and clinical trial schedules including estimates of numbers of patients and per patient costs. Associated expenses such as regulatory fees and patent maintenance have been included as well as any further preclinical development if applicable.

In relation to cash inflows consideration has been given to product pricing, market population and penetration, sales rebates and discounts, launch timings and probability of success in the relevant applicable markets.

There are no standard growth rates applied, other than our estimates of market penetration which increase initially, plateau and then decline.

The assessment of the recoverable amount of the MSC products and the MPC-150-IM product have been made in accordance with the discounted cash-flow assumptions outlined above. The assessments showed that the recoverable amount of each product exceeds the carrying amount and therefore there is no impairment.

(v) Impact of possible changes in key assumptions

The Group has considered and assessed reasonably possible changes in the key assumptions and has not identified any instances that could cause the carrying amount of our intangible assets at December 31, 2020 to exceed its recoverable amount.

Whilst there is no impairment, the key sensitivities in this assessment remain the continued successful development of the Group’s technology platforms. If we are unable to successfully develop our technology platforms, an impairment of the carrying amount of the Group’s intangible assets may result.

a.	Provisions

	As of			As of
	December 31, 2020			June 30, 2020
(in U.S. dollars, in thousands)	Current	Non-current	Total	Current	Non-current	Total
Contingent consideration	10,933	17,163	28,096	19,699	25,467	45,166
Employee benefits	3,624	113	3,737	5,748	83	5,831
Provision for license agreements	3,750	2,165	5,915	3,750	2,013	5,763
	18,307	19,441	37,748	29,197	27,563	56,760

(i) Information about individual provisions and significant estimates

Contingent consideration

The contingent consideration provision relates to the Group’s liability for certain milestones and royalty achievements pertaining to the acquired MSC assets from Osiris. Further disclosures can be found in Note 5(e)(iii).

Employee benefits

The provision for employee benefits relates to the Group’s liability for annual leave, short term incentives and long service leave.

Employee benefits include accrued annual leave. As at December 31, 2020 and June 30, 2020, the entire amount of the accrual was $0.9 million and $0.8 million respectively, and is presented as current, since the Group does not have an unconditional right to defer settlement for any of these obligations.

(ii) Movements

The contingent consideration provision relates to the Group’s liability for certain milestones and royalty achievements. Refer to Note 5(e)(iii) for movements in contingent consideration for the period ended December 31, 2020 and June 30, 2020.

b.	Deferred tax balances

(i) Deferred tax balances

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2020	2020
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	73,376	72,899
Other temporary differences	6,741	6,196
Total deferred tax assets	80,117	79,095

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	80,117	79,825
Total deferred tax liabilities	80,117	79,825
Net deferred tax liabilities	—	730

Deferred tax assets expected to be settled within 12 months	—	—
Deferred tax assets expected to be settled after 12 months	80,117	79,095

Deferred tax liabilities expected to be settled within 12 months	144	99
Deferred tax liabilities expected to be settled after 12 months	79,973	79,726

(ii) Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2019	(61,742)	(3,687)	76,553	11,124
Charged/(credited) to:
- profit or loss	(10,727)	(1,960)	3,272	(9,415)
- directly to equity	(430)	(549)	—	(979)
As of June 30, 2020	(72,899)	(6,196)	79,825	730
Charged/(credited) to:
- profit or loss	106	(1,054)	292	(656)
- directly to equity	(583)	509	—	(74)
As of December 31, 2020	(73,376)	(6,741)	80,117	—
(1)	Deferred tax assets are netted against deferred tax liabilities